AQR FUNDS

Supplement dated July 30, 2024 (“Supplement”)

to the Class I, Class N and Class R6 Shares Summary

Prospectuses and Prospectus, each dated May 1, 2024, as amended

(each a “Summary Prospectus” and “Prospectus”, respectively),

of the AQR Managed Futures Strategy Fund and AQR Managed Futures Strategy HV Fund

(each, a “Fund” and collectively, the “Funds”)

This Supplement updates certain information contained in the Summary Prospectus and Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 219512, Kansas City, MO 64121-9512.

1.

AQR Managed Futures Strategy Fund. Effective immediately, the section titled “Fund Summary—Fees and Expenses of the Fund” of the Fund’s Summary Prospectus and Prospectus, beginning on page 1 and 46, respectively, is restated in its entirety as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class R6

Management Fee	1.05%	1.05%	1.05%

Distribution (12b-1) Fee	0.25%	None	None

Other Expenses

Dividends on Short Sales[1] and Interest Expense[2,3]	1.04%	1.04%	1.04%

All Other Expenses	0.21%	0.20%	0.11%

Total Other Expenses	1.25%	1.24%	1.15%

Acquired Fund Fees and Expenses[4]	0.02%	0.02%	0.02%

Total Annual Fund Operating Expenses[3]	2.57%	2.31%	2.22%

Less: Expense Reimbursements[5]	0.01%	0.00%	0.01%

Total Annual Fund Operating Expenses after Expense Reimbursements[3,6]	2.56%	2.31%	2.21%
[1]

When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed the stock, and to record the payment as an expense.

[2]

Dividends on Short Sales and Interest Expense have been restated to reflect estimated expenses for the current fiscal year due to an anticipated change in implementation with respect to the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments.

[3]

Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements and/or Waivers or Ratio to Average Net Assets of Expenses, Net of Reimbursements and/or Waivers given in the Fund’s most recent annual report which does not include the restatement of Dividends on Short Sales and Interest Expense.

[4]

Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund’s investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.

[5]

The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b-1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through April 30, 2025. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non- Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty-six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

[6]

Total Annual Fund Operating Expenses after Expense Reimbursements are 1.52% for Class N Shares, 1.27% for Class I Shares and 1.17% for Class R6 Shares if Dividends on Short Sales and Interest Expense are not included.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2025, as discussed in Footnote No. 5 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class N Shares	$259	$799	$1,364	$2,904

Class I Shares	$234	$721	$1,235	$2,646

Class R6 Shares	$224	$693	$1,189	$2,554

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate, which leads to the 0% portfolio turnover rate reported above. If these instruments were included in the calculation, the Fund would have a high portfolio turnover rate (as discussed below under “Principal Investment Strategies of the Fund”).

2.

AQR Managed Futures Strategy HV Fund. Effective immediately, the section titled “Fund Summary—Fees and Expenses of the Fund” of the Fund’s Summary Prospectus and Prospectus, beginning on page 1 and 55, respectively, is restated in its entirety as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class R6

Management Fee	1.45%	1.45%	1.45%

Distribution (12b-1) Fee	0.25%	None	None

Other Expenses

Dividends on Short Sales[1] and Interest Expense[2,3]	1.55%	1.55%	1.55%

All Other Expenses	0.39%	0.39%	0.30%

Total Other Expenses	1.94%	1.94%	1.85%

Acquired Fund Fees and Expenses[4]	0.03%	0.03%	0.03%

Total Annual Fund Operating Expenses[3]	3.67%	3.42%	3.33%

Less: Expense Reimbursements[5]	0.19%	0.19%	0.20%

Total Annual Fund Operating Expenses after Expense Reimbursements[3,6]	3.48%	3.23%	3.13%
[1]

When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed the stock, and to record the payment as an expense.

[2]

Dividends on Short Sales and Interest Expense have been restated to reflect estimated expenses for the current fiscal year due to an anticipated change in implementation with respect to the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments.

[3]

Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements and/or Waivers or Ratio to Average Net Assets of Expenses, Net of Reimbursements and/or Waivers given in the Fund’s most recent annual report which does not include the restatement of Dividends on Short Sales and Interest Expense.

[4]

Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund’s investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.

[5]

The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b-1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through April 30, 2025. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non- Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty-six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

[6]

Total Annual Fund Operating Expenses after Expense Reimbursements are 1.93% for Class N Shares, 1.68% for Class I Shares and 1.58% for Class R6 Shares if Dividends on Short Sales and Interest Expense are not included.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through

April 30, 2025, as discussed in Footnote No. 5 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class N Shares	$351	$1,106	$1,881	$3,911

Class I Shares	$326	$1,033	$1,763	$3,690

Class R6 Shares	$316	$1,006	$1,719	$3,608

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate, which leads to the 0% portfolio turnover rate reported above. If these instruments were included in the calculation, the Fund would have a high portfolio turnover rate (as discussed below under “Principal Investment Strategies of the Fund”).

3.	Effective immediately, the following is added

•

after the seventh paragraph in the section titled “Fund Summary—Principal Investment Strategies of the Fund” in the Summary Prospectus and Prospectus, beginning on page 2 and 47, respectively, and after the ninth paragraph in the section titled “Details About the AQR Managed Futures Strategy Fund—Principal Investment Strategies” in the Prospectus, beginning on page 117, with respect to the AQR Managed Futures Strategy Fund; and

•

after the seventh paragraph in the section titled “Fund Summary—Principal Investment Strategies of the Fund” in the Summary Prospectus and Prospectus, beginning on page 2 and 56, respectively, and after the ninth paragraph in the section titled “Details About the AQR Managed Futures Strategy HV Fund—Principal Investment Strategies” in the Prospectus, beginning on page 119, with respect to the AQR Managed Futures HV Strategy Fund.

The Adviser will consider the potential federal income tax impact on a shareholders’ after-tax investment return of certain trading decisions, including but not limited to, selling or closing out of Instruments to realize losses, or to refrain from selling or closing out of Instruments to avoid realizing gains, when determined by the Adviser to be appropriate. The Adviser will also take into consideration various tax rules pertaining to holding periods, wash sales and tax straddles.

4.

AQR Managed Futures Strategy Fund and AQR Managed Futures Strategy HV Fund. Effective immediately, the subsections titled “Short Sale Risk” and “Leverage Risk” of the “Fund Summary—Principal Risks of Investing in the Fund” section of the Summary Prospectus and Prospectus, beginning on page 3 and 48, respectively, with respect to the AQR Managed Futures Strategy Fund, and beginning on page 3 and 57, respectively, with respect to the AQR Managed Futures Strategy HV Fund, are hereby deleted in their entirety and replaced with the following:

Short Sale Risk: The Fund enters into a short sale by selling a security it has borrowed (typically from a broker or other institution). If the market price of a security increases after the Fund borrows the security, the Fund will suffer a (potentially unlimited) loss when it replaces the borrowed security at the higher price. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. In addition, the Fund may not always be able to borrow the security at a particular time or at an acceptable price. The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Fund to suffer a (potentially unlimited) loss. Short sales also involve transaction and financing costs that will reduce potential Fund gains and increase potential Fund losses.

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in futures contracts, forward contracts, swaps and other derivative instruments to gain long and short exposure across four major asset classes (commodities, currencies, fixed income and equities). These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the underlying instrument, as well as the potential for greater loss. If the Fund uses leverage through activities such as entering into short sales or purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE